January 6, 2009

DREYFUS EQUITY GROWTH FUND (formerly known as Dreyfus Founders Equity Growth Fund)

Supplement to Prospectus Dated May 1, 2008 (as previously supplemented)

The section of the prospectus entitled “Management – Investment Adviser” is hereby amended on page 7 by deleting the fifth paragraph thereof and replacing it with the following:

Elizabeth Slover has been the primary portfolio manager of the fund since
January 2009. Ms. Slover is a senior vice president of The Boston
Company Asset Management, LLC (“The Boston Company”), an affiliate of Founders, and is the director of The Boston Company’s core research team. Prior to joining The Boston Company in June 2005, Ms. Slover was employed by The Dreyfus Corporation, an affiliate of Founders. She also has been employed by Founders since January 2009.

January 6, 2009

DREYFUS MID-CAP GROWTH FUND (formerly known as Dreyfus Founders Mid-Cap Growth Fund)

Supplement to Prospectus Dated May 1, 2008 (as previously supplemented)

The section of the prospectus entitled “Management – Investment Adviser” is hereby amended on page 8 by deleting the fifth paragraph thereof and replacing it with the following:

Fred A. Kuehndorf has been the portfolio manager of the fund since
January 2009. He is a senior vice president and a portfolio manager at
The Boston Company Asset Management, LLC (“The Boston Company”),
an affiliate of Founders, where he has been employed since September
2005. Prior to joining The Boston Company, Mr. Kuehndorf was a senior vice president and senior portfolio manager with Lighthouse Dreyfus
Growth Advisors, an affiliate of Founders, since November 2002. He also has been employed by Founders since January 2009.

January 6, 2009

DREYFUS GLOBAL GROWTH FUND (formerly known as Dreyfus Founders Worldwide Growth Fund)

Supplement to Prospectus Dated May 1, 2008 (as previously supplemented)

The section of the prospectus entitled “Management – Investment Adviser” is hereby amended on page 7 by deleting the fifth paragraph thereof and replacing it with the following:

The fund is co-managed by two portfolio managers, William S. Patzer, who manages the foreign portion of the fund, and Sean P. Fitzgibbon, who manages the domestic portion of the fund. Each is a chartered financial analyst. Mr. Patzer has been a co-portfolio manager of the fund since
August 2007. He is a senior vice president at The Boston Company Asset
Management, LLC (“The Boston Company”), an affiliate of Founders, where he has been a portfolio manager for the emerging markets core equity, international core equity and international small cap disciplines since August 2007. He also has been the lead portfolio manager for The
Boston Company’s global core equity strategy since November 2006. Mr.
Patzer has been employed by The Boston Company since November
2005, and has also served as a research analyst covering the health care sector since that time. He also has been employed by Founders since
August 2007. Mr. Patzer was formerly a senior analyst with Goldman
Sachs Asset Management, covering the industrials, energy and materials sectors from 2003 to 2005. Mr. Fitzgibbon has been a portfolio manager of the fund since January 2009. He is a senior vice president, portfolio manager and head of the global core equity team at The Boston
Company, and has been employed by The Boston Company or its
affiliates since 1991. He also has been employed by Founders since
January 2009.

January 6, 2009

DREYFUS FUNDS, INC. (formerly known as Dreyfus Founders Funds, Inc.)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2008 (as previously supplemented)

Investment Adviser, Distributor and Other Service Providers

The section of the Statement of Additional Information (“SAI”) entitled “Investment Adviser, Distributor and Other Service Providers – Investment Adviser” is hereby amended on page 42 by deleting the last paragraph thereof and replacing it with the following:

Founders and its predecessor companies have been providing investment management services since 1938. In addition to serving as adviser to the
Funds, Founders serves as sub-adviser to other mutual funds. The officers of Founders include J. David Officer, Chairman, President and
Chief Executive Officer; Janelle E. Belcher, Vice President and Chief
Compliance Officer; David T. Buhler, Assistant Secretary; Kenneth R.
Christoffersen, Senior Vice President, General Counsel and Secretary;
Gary R. Pierce, Assistant Treasurer and John P. Shea, Treasurer. The
affiliations of Messrs. Christoffersen, Officer and Buhler and Ms. Belcher
with the Company are shown under the “Directors and Officers” section of this SAI.

The section of the SAI entitled “Investment Adviser, Distributor and Other Service Providers – Portfolio Managers” is hereby amended on pages 42-43 by deleting the paragraph titled “Portfolio Management” and replacing it with the following:

Portfolio Management. Founders manages each Fund's
investments in accordance with the stated policies of the Fund, subject to the oversight of the Company’s Board. Founders is responsible for investment decisions and provides the Funds with portfolio managers who execute purchases and sales of securities for the relevant Fund. The portfolio managers of Discovery Fund are B. Randall Watts, Jr. (primary portfolio manager) and Hans Von der Luft, each of whom is an employee of both The Boston Company Asset Management, LLC (“The Boston
Company”), an affiliate of Founders, and Founders. The portfolio managers of Equity Growth Fund are Elizabeth Slover (primary portfolio manager), Barry K. Mills, CFA and David M. Sealy, each of whom is an employee of both The Boston Company and Founders. The portfolio manager of Mid-Cap Growth Fund is Fred A. Kuehndorf, who is an
employee of both The Boston Company and Founders. The portfolio managers of Passport Fund are William S. Patzer and Mark A. Bogar (co-
primary portfolio managers), each of whom is an employee of both The
Boston Company and Founders. The portfolio managers of the foreign portion of the Global Growth Fund are Mr. Patzer (primary portfolio manager) and Justin R. Sumner, each of whom is an employee of both
The Boston Company and Founders. The portfolio manager of the domestic portion of the Global Growth Fund is Sean P. Fitzgibbon, who is
an employee of both The Boston Company and Founders.